Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended					12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 MOP (MOP$) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 MOP (MOP$) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($)
Property, Plant, and Equipment [Line Items]
Allowance for expected credit losses	$ 3,652					$ 3,758
Deposits and other assets	2,370					3,301
Operating lease right-of-use	37,050					69,284
Operating lease liabilities	39,425					73,245
Impairment of long-lived assets	0					$ 0
Commission expense	154,407		$ 243,521		$ 35,220
Employee benefit contributions | MOP$		MOP$ 60		MOP$ 30
Employee benefit cost	$ 307		$ 404		$ 432
Antidilutive shares | shares	0	0	0	0	0
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Mortgage interest rate	3.00%	3.00%
Minimum [Member] | Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Office equipment	3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Office equipment	4 years